Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Fixed Assets or Term of Related Lease

Fixed assets are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Computer equipment	3 to 5 years
Office furniture and equipment	3 to 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Office building	43 years
Others	5 years

Summary of Estimated Economic Lives of Intangible Assets

Intangible assets have estimated economic lives as follows:

Traffic acquisition agreement	1-2 years
Intellectual property rights	1-10 years
Online literature	1-10 years
Trademarks	10-22 years
User list	5 years
Domain names	10-22 years
Published mobile games	2-4 years
Technology	5 years
Others	2 to 20 years